OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Minimum future revenues to be received under non-cancelable operating leases [Abstract]
2013	$ 128,904
2014	116,102
2015	109,480
2016	104,792
2017	101,943
Thereafter	126,421
Total minimum lease revenues	687,642
Cost and accumulated depreciation of vessels leased on operating leases [Abstract]
Cost	1,259,588	1,062,295
Accumulated depreciation	218,462	165,465
Vessels and equipment, net	$ 1,041,126	$ 896,830